Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS INSTITUTIONAL MONEY MARKET PORTFOLIO, A SERIES OF THE MFS SERIES TRUST XIV
Entity Central Index Key	0001392417
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000048969 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Institutional Money Market Portfolio
Class Name	MFS® Institutional Money Market Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Institutional Money Market Portfolio for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MFS Institutional Money Market Portfolio	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Material Change Date	Oct. 01, 2024
Net Assets	$ 6,075,331,569
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 0 [1]
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 8/31/25
Net Assets ($):	6,075,331,569	Total Management Fee ($)#:	$0
Total Number of Holdings:	63
# The fund does not pay a management fee.
Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	47.8%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	26.9%
Commercial Paper	25.3%
Composition including fixed income credit quality
A-1+	41.4%
A-1	58.6%
Maturity breakdown
0 - 7 days	45.7%
8 - 29 days	17.4%
30 - 59 days	22.2%
60 - 89 days	7.0%
90 - 365 days	7.7%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund's prospectus, which is available upon request at 1‑800‑225‑2606.
Effective October 1, 2024, the fund imposed a liquidity fee when daily net redemptions exceed 5.00% of the fund's net assets. The amount of the liquidity fee imposed by the fund depends on certain factors described in the fund's prospectus.

Material Fund Change Expenses [Text Block]
Effective October 1, 2024, the fund imposed a liquidity fee when daily net redemptions exceed 5.00% of the fund's net assets. The amount of the liquidity fee imposed by the fund depends on certain factors described in the fund's prospectus.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund's prospectus, which is available upon request at 1‑800‑225‑2606.
Updated Prospectus Phone Number	1‑800‑225‑2606

[1]	The fund does not pay a management fee.